Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 7,931	$ 6,597
Less accumulated depreciation	(6,323)	(5,712)
Property and Equipment, net	1,608	885
Depreciation	560	545	520
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	5,848	4,717
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	848	640
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	10	45
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 1,225	$ 1,195